4. Plant and Equipment, Net (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2019	Dec. 31, 2018
Property, Plant and Equipment [Abstract]
Schedule of Plant and Equipment
	September 30,	December 31,
	2019	2018
Furniture, fixture and equipment	$560,380	$715,466
Leasehold improvements	136,069	161,166
Total	696,449	876,632
Less: accumulated depreciation	(416,595)	(495,331)
Plant and equipment, net	$279,854	$381,301

Plant and equipment, net as of December 31, 2018 and 2017 was $381,301 and $491,474, respectively, consisting of the following:

	December 31,	December 31,
	2018	2017
Furniture, fixture and equipment	715,466	904,375
Leasehold improvements	161,166	672,159
Total	876,632	1,576,534
Less: accumulated depreciation	(495,331)	(1,085,060)
Plant and equipment, net	381,301	491,474